Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The following table summarizes our contractual obligations and their maturity dates as of December 31, 2013:

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 year	2- year	3- year	4- year	5- year	More than 5 years
	(U.S. dollars in thousands)

Long-term debt	$59,687	$59,687	$—	$—	$—	$—	$—

Interest on variable-rate debt	1,195	1,195	—	—	—	—	—

Services fees to the Manager	8,175	1,635	1,635	1,635	1,635	1,635	—

Management fees to the Manager	9,013	1,822	683	683	683	683	4,459

Total obligations	$78,070	$64,339	$2,318	$2,318	$2,318	$2,318	$4,459